UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Smaller Companies
Fund
August 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2021, the global
economic recovery was supported by continued monetary
and fiscal stimulus measures, easing novel coronavirus
(COVID-19) pandemic restrictions and the development
of treatments and vaccines. During parts of the period,
geopolitical tensions and surges of COVID-19 cases in
certain regions pressured global stock prices, but economic
growth in the U.S. and China and continued accommodative
monetary policy by the U.S. Federal Reserve supported
equities for the period as a whole. Asian and global emerging market equities trimmed some gains near period-end after
the Chinese government imposed additional regulation on
some businesses. In this environment, small-capitalization
stocks in global developed and emerging markets, as
measured by the MSCI All Country World Index Small Cap
Index-NR (net of tax withholding when dividends are paid),
posted a +41.86% total return for the period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Smaller Companies Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of August
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Templeton Global Smaller Companies Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Board Members and Officers 35
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Templeton Global Smaller Companies Fund
This annual report for Templeton Global Smaller Companies
Fund covers the fiscal year ended August 31, 2021.
Your Fund’s Goals and Main Investments
The Fund seeks to achieve long-term capital growth. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of smaller companies located anywhere in the world. For this Fund, smaller companies
are companies with market capitalizations not exceeding the
lesser of the highest float-adjusted market capitalization in the Fund's benchmark, the MSCI All Country World Index
(ACWI) Small Cap Index-NR, or $10 billion, at the time of
purchase. The Fund may invest a significant amount of its
assets in the securities of companies located in emerging
markets, will invest its assets in issuers located in at least three different countries (including the U.S.) and will invest at least 40% of its net assets in foreign securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +41.91% cumulative total return. In comparison, the
Fund’s new benchmark, the MSCI ACWI Small Cap Index-
NR, which measures performance of small capitalization
companies in global developed and emerging markets,
posted a +41.86% cumulative total return for the same
period.
1
The Fund’s prior benchmark, the MSCI ACWI Small
Cap Index, posted a +42.40% cumulative total return.
1
The
investment manager believes the MSCI ACWI Small Cap
Index-NR provides a more consistent basis for comparison
relative to the Fund’s peers. Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on the
basis of fundamental research. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +28.64% total
return for the 12 months ended August 31, 2021.
1
Global
equities benefited from monetary and fiscal stimulus
measures, easing novel coronavirus (COVID-19) pandemic
restrictions in certain regions and the development of
treatments and vaccines. Geopolitical tensions and rising
infection rates in the fall of 2020 reduced stock prices, but the implementation of vaccination programs and additional
fiscal stimulus measures led many equity markets to reach
new price highs during the rest of the period. However, the
Chinese government’s imposition of additional restrictions
on some businesses pressured Asian and global emerging
market stocks late in the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures, vaccine
development and the beginning of vaccination programs.
As economic conditions improved, gross domestic product
(GDP) rebounded at a record annualized pace in 2020’s
third quarter. Although GDP growth was less robust in the
three subsequent quarters, the lifting of many COVID-19
restrictions and strong consumer spending continued to
support the economy. A rebound in corporate earnings and
the U.S. Senate’s passage of a bipartisan infrastructure
bill further bolstered investor sentiment. The U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25% and continued its program of
open-ended U.S. Treasury and mortgage bond purchases
to help keep markets functioning. In his Jackson Hole
Economic Policy Symposium speech in August 2021, Fed
Chair Jerome Powell hinted that, if employment and price
Geographic Composition
8/31/21
% of Total
Net Assets
North America 45.1%
Europe 27.8%
Asia 19.9%
Latin America & Caribbean 2.8%
Short-Term Investments & Other Net Assets 4.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
conditions progressed as expected, the Fed would begin
reducing its bond purchases later in 2021; however, such
reduction would not be intended as a signal for the beginning of interest-rate increases. He also indicated that the Fed
viewed inflation as partially transitory, and that further
employment progress was needed before the Fed would
consider raising the range for the federal funds target rate.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth rebounded in 2020’s
third quarter but slightly contracted over the subsequent
two quarters, before returning to growth in 2021’s second
quarter. GDP growth rates were mostly sluggish among
the region’s largest economies amid renewed lockdowns,
delays in COVID-19 vaccine distribution and weak consumer
spending. Nevertheless, the fastest rate of business activity growth in more than a decade helped European developed
market equities, as measured by the MSCI Europe Index-
NR, to post a +29.18% total return for the 12 months under
review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +18.42% total return for the 12-month period.
1
China’s
economic recovery helped the region rebound, although the
country’s quarter-over-quarter GDP growth in 2021’s first and second quarters was slower than 2020’s last two quarters,
pressured by higher commodity prices. Asian equity markets
experienced heightened volatility toward period-end due
to inflation concerns and rising COVID-19 infection rates
in some countries. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, led some foreign
investors to shift capital away from China.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +21.12% total
return for the 12 months under review.
1
Generally improving
economic activity, increasing oil prices and U.S. dollar
weakness supported global emerging market equities.
During the latter part of the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and higher inflation amid rising commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. This includes an assessment by
the investment manager of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider the company’s price/earnings ratio, profit margins
and liquidation value. We may consider selling a security
when we believe the security has become overvalued due
to either its price appreciation or changes in the company’s fundamentals, when we believe that the market capitalization of a security has become too large, or when we believe
another security is a more attractive investment opportunity.
Manager’s Discussion
Several holdings contributed to absolute performance
during the 12-month period under review. U.S.-based Sonos
introduced the world’s first wireless multi-room home sound
Top 10 Countries
8/31/21
a
% of Total
Net Assets
a a
United States 43.2%
Japan 7.8%
Taiwan 7.4%
Italy 5.2%
Switzerland 4.6%
Sweden 4.4%
United Kingdom 3.1%
Hong Kong 2.8%
Germany 2.8%
Canada 1.9%
Top 10 Holdings
8/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Interpump Group SpA 2.0%
Machinery, Italy
AllianceBernstein Holding LP 1.9%
Capital Markets, United States
Crown Holdings, Inc. 1.8%
Containers & Packaging, United States
Alamo Group, Inc. 1.8%
Machinery, United States
Thule Group AB 1.8%
Leisure Products, Sweden
Dometic Group AB 1.7%
Auto Components, Sweden
Hillenbrand, Inc. 1.7%
Machinery, United States
Sonos , Inc. 1.7%
Household Durables, United States
Columbia Sportswear Co. 1.6%
Textiles, Apparel & Luxury Goods, United States
Huntington Bancshares, Inc. 1.6%
Banks, United States

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
system in 2005. Since then, the company has continued
to evolve through significant technological changes, such
as the introduction of the iPhone, the app-driven economy
and, most recently, voice technology. We believe Sonos
is attractively positioned to benefit from secular growth in the global streaming of music and smart speaker adoption
trends. We believe that multiple top-line growth drivers, a
stable gross margin and a focus on improving the operating
structure should lead to meaningful earnings growth over our investment horizon.
Argentina-based Livent is a leading lithium producer with
a focus on lithium hydroxide, butyllithium and high purity
lithium metal. Livent is one of the lowest-cost producers
globally of high-performance battery-grade lithium for
electric vehicles (EVs) and has benefited from the growth in
EV adoption. Shares rose during the period, and the Fund
liquidated its position to realize gains.
Interpump Group is an Italian company specializing in the
production of high-pressure water pumps. The company has
benefited from a successful merger-and-acquisition strategy.
Interpump’s ability to implement a large number of bolt-on
acquisitions of family-owned companies at limited multiples
is due to its soft integration method, which is different from that of larger multinational or private equity groups. Brands are preserved and the existing management is typically
retained and incentivized either via put/call agreements on
the minority stake or because the transaction is partly paid via Interpump treasury shares. In this way, the seller can
participate in the group’s value creation. We believe this well-
established method, in addition to Interpump’s focus on well-
run companies, reduces integration risk. In early June 2021,
Interpump announced its largest-ever acquisition (White
Drive Motors & Steering), with the transaction expected to
close by the fourth quarter of 2021. The company is a leader in orbital motors and steering systems.
The Fund had some companies that detracted from absolute
performance during the period under review. France-based
Solutions 30 (S30) is a European leader in digital outsourced support services. The disruption created by the pandemic
saw significant drops in volumes, which caused S30’s share
price to decline. Shares were also impacted by a two-week
trading suspension requested by the company, which faced
questions from France's financial regulator regarding its
2020 audited results. We exited the position during the year in favor of what we viewed to be more attractively valued
opportunities.
Brazil’s Camil Alimentos owns several leading brands of
packaged rice, sugar, canned fish and beans. The company
has been challenged by rising material costs and the
difficulty of passing on costs to consumers without losing
volume, as well as Brazil’s economic struggles. At the
beginning of the COVID-19 crisis, the company experienced
more than a month of peak demand for sugar, rice and
canned fish before normalizing, helping to temporarily
support higher sales and margins. Looking forward, we
expect demand to remain strong and for the company to
grow steadily while maintaining profitability due to improved execution on buying and distribution, successful marketing
efforts and its market-leading positions.
Based in Germany, Gerresheimer is a leading medical
packaging firm. A lack of top-line growth for the group over the last several years has been disappointing and a root
cause of stagnant margins and deteriorating balance sheet
returns. While a new chief executive officer has sharpened
the company’s focus on efficiencies, quality, and innovation, we believe that a turnaround will take longer than expected.
We liquidated our position during the year in favor of, in our view, more compelling opportunities.
Thank you for your continued participation in Templeton
Global Smaller Companies Fund. We look forward to serving
your future investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Heather Waddell, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2021
Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +41.91% +34.15%
5-Year +76.71% +10.81%
10-Year +140.68% +8.57%
Advisor
1-Year +42.27% +42.27%
5-Year +78.94% +12.34%
10-Year +146.86% +9.46%
See page 8 for Performance Summary footnotes.

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/11–8/31/21 )
Advisor
Class
(9/1/11–8/31/21)

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. In addition, smaller company stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Special risks are associated with foreign invest-
ing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI ACWI Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of small cap equity securities in global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–8/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0819 $0.0211 $0.1719 $0.2749
C $0.0018 $0.0211 $0.1719 $0.1948
R6 $0.1175 $0.0211 $0.1719 $0.3105
Advisor $0.1050 $0.0211 $0.1719 $0.2980
Total Annual Operating Expenses
5
Share Class
A 1.38%
Advisor 1.13%

Your Fund’s Expenses
Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,116.30 $6.95 $1,018.64 $6.63 1.30%
C $1,000 $1,112.40 $10.93 $1,014.86 $10.42 2.05%
R6 $1,000 $1,118.50 $5.11 $1,020.39 $4.87 0.96%
Advisor $1,000 $1,118.30 $5.62 $1,019.90 $5.36 1.05%

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.16 $8.66 $10.39 $9.92 $8.63
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.04 0.08 0.07 0.06
Net realized and unrealized gains (losses) ........... 3.72 0.67 (1.09) 0.86 1.29
Total from investment operations .................... 3.78 0.71 (1.01) 0.93 1.35
Less distributions from:
Net investment income .......................... (0.08) (0.09) (0.07) (0.07) (0.03)
Net realized gains ............................. (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ............................... (0.27) (0.21) (0.72) (0.46) (0.06)
Net asset value, end of year ....................... $12.67 $9.16 $8.66 $10.39 $9.92
Total return
c
................................... 41.91% 8.08% (8.86)% 9.23% 15.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.38% 1.33% 1.33% 1.40%
Expenses net of waiver and payments by affiliates ....... 1.31%
d
1.38%
d
1.33%
d
1.33%
d,e
1.39%
e
Net investment income ........................... 0.55% 0.45% 0.87% 0.72% 0.65%
Supplemental data
Net assets, end of year (000’s) ..................... $1,203,490 $921,018 $998,891 $1,177,880 $1,049,481
Portfolio turnover rate ............................ 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.60 $8.15 $9.82 $9.41 $8.22
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.02) (0.03) 0.01 (—)
c
(0.01)
Net realized and unrealized gains (losses) ........... 3.49 0.63 (1.03) 0.80 1.23
Total from investment operations .................... 3.47 0.60 (1.02) 0.80 1.22
Less distributions from:
Net investment income .......................... (—)
c
(0.03) — — —
Net realized gains ............................. (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ............................... (0.19) (0.15) (0.65) (0.39) (0.03)
Net asset value, end of year ....................... $11.88 $8.60 $8.15 $9.82 $9.41
Total return
d
................................... 40.84% 7.25% (9.60)% 8.39% 14.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.06% 2.13% 2.08% 2.08% 2.15%
Expenses net of waiver and payments by affiliates ....... 2.06%
e
2.13%
e
2.08%
e
2.08%
e,f
2.14%
f
Net investment income (loss) ...................... (0.23)% (0.32)% 0.12% (0.03)% (0.10)%
Supplemental data
Net assets, end of year (000’s) ..................... $11,344 $11,509 $17,373 $38,345 $30,579
Portfolio turnover rate ............................ 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.22 $8.69 $10.44 $9.97 $8.68
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.07 0.11 0.13 0.10
Net realized and unrealized gains (losses) ........... 3.73 0.69 (1.10) 0.84 1.29
Total from investment operations .................... 3.83 0.76 (0.99) 0.97 1.39
Less distributions from:
Net investment income .......................... (0.12) (0.11) (0.11) (0.11) (0.07)
Net realized gains ............................. (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ............................... (0.31) (0.23) (0.76) (0.50) (0.10)
Net asset value, end of year ....................... $12.74 $9.22 $8.69 $10.44 $9.97
Total return .................................... 42.37% 8.55% (8.57)% 9.65% 16.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.00% 0.97% 0.95% 0.96%
Expenses net of waiver and payments by affiliates ....... 0.97% 0.98% 0.96% 0.94%
c
0.93%
c
Net investment income ........................... 0.89% 0.84% 1.24% 1.11% 1.11%
Supplemental data
Net assets, end of year (000’s) ..................... $104,097 $78,551 $85,377 $101,384 $22,318
Portfolio turnover rate ............................ 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.23 $8.71 $10.45 $9.97 $8.67
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.06 0.10 0.09 0.09
Net realized and unrealized gains (losses) ........... 3.74 0.68 (1.09) 0.85 1.30
Total from investment operations .................... 3.83 0.74 (0.99) 0.94 1.39
Less distributions from:
Net investment income .......................... (0.11) (0.10) (0.10) (0.07) (0.06)
Net realized gains ............................. (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ............................... (0.30) (0.22) (0.75) (0.46) (0.09)
Net asset value, end of year ....................... $12.76 $9.23 $8.71 $10.45 $9.97
Total return .................................... 42.27% 8.32% (8.60)% 9.50% 16.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.06% 1.13% 1.08% 1.08% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.06%
c
1.13%
c
1.08%
c
1.08%
c,d
1.14%
d
Net investment income ........................... 0.80% 0.68% 1.12% 0.97% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $63,954 $47,466 $57,452 $81,450 $108,279
Portfolio turnover rate ............................ 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Statement of Investments, August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 92.0%
Bahamas 1.1%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 15,522,076
a
Belgium 1.9%
Barco NV ...................... Electronic Equipment, Instruments &
Components 520,224 12,762,826
Fagron ........................ Health Care Providers & Services 630,232 13,199,236
25,962,062
Brazil 1.0%
a
Camil Alimentos SA ............... Food Products 5,051,600 9,277,861
a
M Dias Branco SA ................ Food Products 794,100 4,855,900
14,133,761
Canada 1.9%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 8,035,329
Canadian Western Bank ........... Banks 425,670 12,480,200
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 5,632,842
26,148,371
Denmark 0.7%
Matas A/S ...................... Specialty Retail 479,264 9,929,976
Finland 1.6%
Huhtamaki OYJ .................. Containers & Packaging 411,460 21,981,088
Germany 2.8%
Grand City Properties SA .......... Real Estate Management & Development 240,174 6,584,838
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 13,316,660
Rational AG .................... Machinery 16,473 18,851,206
38,752,704
Hong Kong 2.8%
Johnson Electric Holdings Ltd. ...... Auto Components 4,398,432 10,073,038
Techtronic Industries Co. Ltd. ....... Machinery 978,290 21,651,592
VTech Holdings Ltd. .............. Communications Equipment 775,800 7,535,535
39,260,165
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 402,078 12,052,274
Indonesia 0.0%
†
a,c,d
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 333,018
a
Ireland 0.9%
a
ICON plc ....................... Life Sciences Tools & Services 50,572 12,934,800
a
Italy 5.2%
Brembo SpA .................... Auto Components 436,393 6,309,277
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 14,373,817
Interpump Group SpA ............. Machinery 395,646 28,117,805
e
Technogym SpA , 144A, Reg S ...... Leisure Products 1,912,931 22,613,115
71,414,014
Japan 7.8%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 932,400 19,761,976
Bunka Shutter Co. Ltd. ............ Building Products 760,000 8,047,886
en Japan, Inc. ................... Professional Services 201,800 6,816,595
Idec Corp. ...................... Electrical Equipment 335,200 6,948,050

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
IDOM, Inc. ..................... Specialty Retail 1,813,600 $ 15,412,321
Meitec Corp. .................... Professional Services 165,300 9,631,755
Nihon Parkerizing Co. Ltd. .......... Chemicals 529,300 5,526,185
TechnoPro Holdings, Inc. .......... Professional Services 332,700 8,905,593
Tsumura & Co. .................. Pharmaceuticals 644,700 22,166,986
Zojirushi Corp. .................. Household Durables 308,800 4,852,877
108,070,224
Netherlands 1.7%
Aalberts NV .................... Machinery 109,443 6,833,997
Arcadis NV ..................... Construction & Engineering 143,864 7,123,155
e
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 9,073,898
23,031,050
Singapore 0.6%
a
Wheels Up Experience, Inc. ........ Airlines 1,229,000 8,099,110
a
South Korea 1.3%
BNK Financial Group, Inc. .......... Banks 1,415,028 9,448,078
DGB Financial Group, Inc. .......... Banks 1,178,608 9,230,258
18,678,336
Sweden 4.4%
BillerudKorsnas AB ............... Containers & Packaging 315,734 6,919,107
Cloetta AB, B ................... Food Products 1,638,654 5,669,388
e
Dometic Group AB, 144A .......... Auto Components 1,482,092 23,504,367
e
Thule Group AB, 144A, Reg S ....... Leisure Products 457,582 24,994,328
61,087,190
Switzerland 4.6%
Bucher Industries AG ............. Machinery 42,624 21,564,191
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 9,241,634
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 12,933,969
a
Siegfried Holding AG .............. Life Sciences Tools & Services 20,321 19,614,833
63,354,627
Taiwan 7.4%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 6,564,392
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 15,462,445
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,590,311 19,263,277
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 18,169,689
Merida Industry Co. Ltd. ........... Leisure Products 1,652,000 19,038,162
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 11,416,333
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 12,451,530
102,365,828
United Kingdom 3.1%
a
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 14,044,727
Man Group plc .................. Capital Markets 6,470,536 19,269,472
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,403 9,312,856
42,627,055
United States 40.3%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 203,400 13,448,808
Alamo Group, Inc. ................ Machinery 162,210 25,144,172

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 161,800 $ 6,546,428
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 579,900 8,889,867
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 223,250 22,773,733
Crown Holdings, Inc. .............. Containers & Packaging 230,800 25,339,532
Deluxe Corp. .................... Commercial Services & Supplies 267,800 10,270,130
a
Ferro Corp. ..................... Chemicals 964,640 20,064,512
a,b
Figs, Inc., A ..................... Health Care Equipment & Supplies 22,200 910,422
a
Freshpet , Inc. ................... Food Products 147,400 18,887,836
Herman Miller, Inc. ............... Commercial Services & Supplies 161,500 6,787,845
Hillenbrand, Inc. ................. Machinery 500,410 23,229,032
Huntington Bancshares, Inc. ........ Banks 1,466,399 22,773,176
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 176,700 17,456,193
Janus Henderson Group plc ........ Capital Markets 355,733 15,424,583
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 86,500 20,970,195
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 17,932,200
LCI Industries ................... Auto Components 85,380 12,094,931
Lear Corp. ..................... Auto Components 76,400 12,219,416
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 22,752,901
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 12,684,646
ManpowerGroup , Inc. ............. Professional Services 92,100 11,182,782
MGP Ingredients, Inc. ............. Beverages 340,000 22,202,000
a
Middleby Corp. (The) ............. Machinery 47,600 8,707,944
a
NCR Corp. ..................... Technology Hardware, Storage & Peripherals 508,700 21,609,576
Patrick Industries, Inc. ............. Auto Components 110,235 8,996,278
a
Sabre Corp. .................... IT Services 1,438,000 16,148,740
Sealed Air Corp. ................. Containers & Packaging 260,500 15,898,315
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 370,800 18,699,444
a
Sonos , Inc. ..................... Household Durables 578,600 22,987,778
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 10,407,229
a
TriMas Corp. .................... Machinery 646,250 20,751,088
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 576,940 18,514,005
a
US Ecology, Inc. ................. Commercial Services & Supplies 152,500 5,467,125
Voya Financial, Inc. ............... Diversified Financial Services 175,800 11,423,484
Winnebago Industries, Inc. ......... Automobiles 101,310 7,053,202
556,649,548
Total Common Stocks (Cost $776,903,240) .....................................
1,272,387,277
a
Management Investment Companies 1.0%
United States 1.0%
iShares Russell 1000 ETF .......... Capital Markets 52,014 13,222,999
Total Management Investment Companies (Cost $12,184,659) ....................
13,222,999
a
Preferred Stocks 0.6%
Brazil 0.6%
a,f
Alpargatas SA, 0.09% ............. Textiles, Apparel & Luxury Goods 759,387 8,804,253
a
Total Preferred Stocks (Cost $2,101,134) .......................................
8,804,253

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 32 .
a a Industry Warrants a Value
a a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 $ 967,163
Total Warrants (Cost $–) ......................................................
967,163
Units
Private Limited Partnership Funds 1.9%
United States 1.9%
AllianceBernstein Holding LP ....... Capital Markets 514,265 26,932,058
Total Private Limited Partnership Funds (Cost $6,703,928) .......................
26,932,058
Total Long Term Investments (Cost $797,892,961) ...............................
1,322,313,750
Short Term Investments 0.8%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.8%
United States 0.8%
g
FFCB, 9/01/21 .................. 600,000 600,000
g
FHLB, 9/01/21 .................. 9,700,000 9,700,000
10,300,000
Total U.S. Government and Agency Securities (Cost $10,300,000) .................
10,300,000
Industry Shares
h
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 264,494 264,494
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$264,494) ...................................................................
264,494
a a a a a
Total Short Term Investments (Cost $10,564,494 ) ................................
10,564,494
a a a
a
Total Investments (Cost $808,457,455) 96.4% ...................................
$1,332,878,244
Other Assets, less Liabilities 3.6% .............................................
50,007,074
Net Assets 100.0% ...........................................................
$1,382,885,318
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2021. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $80,185,708, representing 5.8% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 1(c) regarding securities on loan.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
August 31,2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $808,192,961
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 264,494
Value - Unaffiliated issuers (Includes securities loaned of $8,004,284) ................................. $1,332,613,750
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 264,494
Cash .................................................................................... 46,919,026
Receivables:
Investment securities sold ................................................................... 484,945
Capital shares sold ........................................................................ 827,370
Dividends ............................................................................... 3,898,092
European Union tax reclaims (Note 1d) ......................................................... 1,695,052
Total assets .......................................................................... 1,386,702,729
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,213,960
Management fees ......................................................................... 1,004,450
Distribution fees .......................................................................... 264,416
Transfer agent fees ........................................................................ 245,604
Reports to s hareholders .................................................................... 197,060
Trustees' fees and expenses ................................................................. 64,281
Pricing fees ............................................................................. 253,770
Payable upon return of securities loaned (Note 1 c ) .................................................. 264,494
Accrued expenses and other liabilities ........................................................... 309,376
Total liabilities ......................................................................... 3,817,411
Net assets, at value ................................................................. $1,382,885,318
Net assets consist of:
Paid-in capital ............................................................................. $749,559,297
Total distributable earnings (losses) ............................................................. 633,326,021
Net assets, at value ................................................................. $1,382,885,318

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31,2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $1,203,489,593
Shares outstanding ........................................................................ 95,021,511
Net asset value per share
a
.................................................................. $12.67
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.41
Class C:
Net assets, at value ....................................................................... $11,344,149
Shares outstanding ........................................................................ 954,991
Net asset value and maximum offering price per share
a
............................................. $11.88
Class R6:
Net assets, at value ....................................................................... $104,097,398
Shares outstanding ........................................................................ 8,170,206
Net asset value and maximum offering price per share ............................................. $12.74
Advisor Class:
Net assets, at value ....................................................................... $63,954,178
Shares outstanding ........................................................................ 5,013,008
Net asset value and maximum offering price per share ............................................. $12.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $2,259,601)
Unaffiliated issuers ........................................................................ $22,103,695
Interest:
Unaffiliated issuers ........................................................................ 8,728
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 228,402
Non-controlled affiliates (Note 3 f ) ............................................................. 659
Other income (Note 1 d ) ...................................................................... 953,835
Total investment income ................................................................... 23,295,319
Expenses:
Management fees (Note 3 a ) ................................................................... 10,844,376
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,721,994
    Class C ................................................................................ 128,006
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,329,968
    Class C ................................................................................ 15,611
    Class R6 ............................................................................... 34,287
    Advisor Class ............................................................................ 71,017
Custodian fees ............................................................................ 111,037
Reports to shareholders ...................................................................... 167,816
Registration and filing fees .................................................................... 98,510
Professional fees ........................................................................... 204,301
Trustees' fees and expenses .................................................................. 180,391
Other .................................................................................... 172,404
Total expenses ......................................................................... 16,079,718
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (16,174)
Net expenses ......................................................................... 16,063,544
Net investment income ................................................................ 7,231,775
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 133,730,718
Foreign currency transactions ................................................................ (117,640)
Net realized gain (loss) .................................................................. 133,613,078
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 281,552,787
Translation of other assets and liabilities denominated in foreign currencies .............................. 16,474
Net change in unrealized appreciation (depreciation) ............................................ 281,569,261
Net realized and unrealized gain (loss) ............................................................ 415,182,339
Net increase (decrease) in net assets resulting from operations .......................................... $422,414,114

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Smaller Companies Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,231,775 $5,165,910
Net realized gain (loss) ................................................. 133,613,078 1,290,106
Net change in unrealized appreciation (depreciation) ........................... 281,569,261 69,399,104
Net increase (decrease) in net assets resulting from operations ................ 422,414,114 75,855,120
Distributions to shareholders:
Class A ............................................................. (26,537,916) (23,103,289)
Class C ............................................................. (239,297) (280,630)
Class R6 ............................................................ (2,496,084) (2,186,975)
Advisor Class ........................................................ (1,498,643) (1,429,751)
Total distributions to shareholders .......................................... (30,771,940) (27,000,645)
Capital share transactions: (Note 2)
Class A ............................................................. (58,193,721) (121,241,132)
Class C ............................................................. (4,205,285) (6,403,465)
Class R6 ............................................................ (3,226,018) (11,124,349)
Advisor Class ........................................................ (1,675,007) (10,634,036)
Total capital share transactions ............................................ (67,300,031) (149,402,982)
Net increase (decrease) in net assets ................................... 324,342,143 (100,548,507)
Net assets:
Beginning of year ....................................................... 1,058,543,175 1,159,091,682
End of year ........................................................... $1,382,885,318 $1,058,543,175

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class C,
Class R6 and Advisor Class. Effective August 2 2021, Class
C shares automatically convert to Class A shares after
they have been held for 8 years. Prior to August 2, 2021,
Class C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $8,388,683 in U.S. Government Agency Securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,386,138 $73,707,801 6,088,095 $52,042,147
Shares issued in reinvestment of distributions .......... 2,397,388 25,388,343 2,313,315 22,161,559
Shares redeemed ............................... (14,273,428) (157,289,865) (23,248,452) (195,444,838)
Net increase (decrease) .......................... (5,489,902) $(58,193,721) (14,847,042) $(121,241,132)
Class C Shares:
Shares sold ................................... 292,762 $3,133,784 236,110 $1,815,035
Shares issued in reinvestment of distributions .......... 23,870 238,225 30,579 276,433
Shares redeemed
a
.............................. (699,209) (7,577,294) (1,060,929) (8,494,933)
Net increase (decrease) .......................... (382,577) $(4,205,285) (794,240) $(6,403,465)
Class R6 Shares:
Shares sold ................................... 1,624,498 $18,932,535 1,685,316 $14,029,055
Shares issued in reinvestment of distributions .......... 182,145 1,936,198 177,856 1,709,193
Shares redeemed ............................... (2,160,012) (24,094,751) (3,158,936) (26,862,597)
Net increase (decrease) .......................... (353,369) $(3,226,018) (1,295,764) $(11,124,349)
Advisor Class Shares:
Shares sold ................................... 1,120,091 $12,827,889 1,190,434 $10,385,794
Shares issued in reinvestment of distributions .......... 134,085 1,427,997 132,310 1,274,145
Shares redeemed ............................... (1,386,387) (15,930,893) (2,774,444) (22,293,975)
Net increase (decrease) .......................... (132,211) $(1,675,007) (1,451,700) $(10,634,036)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2021, the gross effective investment management fee rate was 0.865% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $60,464
3. Transactions with Affiliates
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2021, the Fund paid transfer agent fees of $1,450,883, of which $541,132 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2021.
CDSC retained .............................................................................. $2,167
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $13,747,178 $123,677,408 $(137,160,092) $ — $ — $264,494 264,494 $659
Total Affiliated Securities .... $13,747,178 $123,677,408 $(137,160,092) $— $— $264,494 $659
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Income Taxes
The tax character of distributions paid during the years ended August 31, 2021 and 2020, was as follows:
At August 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, pass-through entity income and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2021, aggregated
$241,934,665 and $350,013,136, respectively.
At August 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$264,494 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $11,719,754 $11,430,352
Long term capital gain ...................................................... 19,052,186 15,570,293
$30,771,940 $27,000,645
Cost of investments .......................................................................... $813,823,414
Unrealized appreciation ........................................................................ $556,649,069
Unrealized depreciation ........................................................................ (37,594,239)
Net unrealized appreciation (depreciation) .......................................................... $519,054,830
Distributable earnings:
Undistributed ordinary income ................................................................... $5,465,501
Undistributed long term capital gains .............................................................. $106,931,132
Total distributable earnings ..................................................................... $112,396,633

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,342,000 Sakari Resources Ltd ......................... 1/18/12 - 2/23/12 $ 2,478,736 $ 333,018
Total Restricted Securities (Value is 0.0%† of Net Assets) ............. $2,478,736 $333,018
†
Rounds to less than 0.1% of net assets.

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 15,522,076 $ — $ — $ 15,522,076
Belgium ............................. — 25,962,062 — 25,962,062
Brazil ............................... 14,133,761 — — 14,133,761
Canada ............................. 26,148,371 — — 26,148,371
Denmark ............................ 9,929,976 — — 9,929,976
Finland .............................. — 21,981,088 — 21,981,088
Germany ............................ — 38,752,704 — 38,752,704
Hong Kong ........................... — 39,260,165 — 39,260,165
Hungary ............................. 12,052,274 — — 12,052,274
Indonesia ............................ — — 333,018 333,018
Ireland .............................. 12,934,800 — — 12,934,800
Italy ................................ — 71,414,014 — 71,414,014
Japan ............................... — 108,070,224 — 108,070,224
Netherlands .......................... 9,073,898 13,957,152 — 23,031,050
Singapore ............................ 8,099,110 — — 8,099,110
South Korea .......................... — 18,678,336 — 18,678,336
Sweden ............................. — 61,087,190 — 61,087,190
Switzerland ........................... 12,933,969 50,420,658 — 63,354,627
Taiwan .............................. — 102,365,828 — 102,365,828
United Kingdom ....................... 19,269,472 23,357,583 — 42,627,055
United States ......................... 556,649,548 — — 556,649,548
Management Investment Companies ......... 13,222,999 — — 13,222,999
Preferred Stocks ........................ 8,804,253 — — 8,804,253
Warrants .............................. 967,163 — — 967,163
Private Limited Partnership Funds ............ 26,932,058 — — 26,932,058
Short Term Investments ................... 264,494 10,300,000 — 10,564,494
Total Investments in Securities ........... $746,938,222 $585,607,004
a
$333,018 $1,332,878,244
a
Includes foreign securities valued at $575,307,004, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF Exchange-Traded Fund
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks

Templeton Global Smaller Companies Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton Global Smaller Companies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Smaller Companies Fund (the "Fund") as of August 31, 2021, the related statement of operations for the year ended
August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Smaller Companies Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intend s t o elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign s ource income earned by the Fund during the fiscal year ended August 31, 2021:
Pursuant to: Amount
Long-Term Capital Gain Dividends §852(b)(3)(C) $22,181,990
Dividends Received Deduction (DRD) §854(b)(1)(A) $3,784,880
Qualified Dividend Income (QDI) §854(b)(1)(B) $11,719,754
Short-Term Capital Gain Dividends §871(k)(2)(C) $2,794,560
Interest from Federal Obligations Note (1) $8,728
Amount
Foreign Taxes Paid $2,086,122
Foreign Source Income $7,589,058

Templeton Global Smaller Companies Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 122 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2004 and Lead
Independent
Trustee
since 2007
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2004 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 29 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Ryan R. Wheeler (1985) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 15 of the investment companies in Franklin Templeton; and formerly , Director, Senior
Manager and Manager PricewaterhouseCoopers, LLC (2014-January 2021).
Interested Board Members and Officers
(continued)

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Fund’s files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

103 A 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Smaller Companies Fund
Investment Manager Distributor Shareholder Services
Templeton Investment
Counsel, LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $46,176 for the fiscal year ended August 31, 2021 and $56,431 for the fiscal year ended August 31, 2020.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,133 for the fiscal year ended August 31, 2021 and $3,133 for the fiscal year ended August 31, 2020. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $478 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,812 for the fiscal year ended August 31, 2021 and $145,744 for the fiscal year ended August 31, 2020.  The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA Survey, valuation services related to a fair value engagement, and professional fees in connection with SOC 1 reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,423 for the fiscal year ended August 31, 2021 and $148,877 for the fiscal year ended August 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                 N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                  N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date October 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date October 28, 2021

By S\Ryan R. Wheeler______________________
Ryan R. Wheeler
Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date October 28, 2021